Filed Pursuant to Rule 497

Securities Act File No. 333-224976

NEWTEK BUSINESS SERVICES CORP.

Supplement No. 4, dated February 28, 2020

to

Prospectus Supplement, dated July 10, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Newtek Business Services Corp. (the “Company”), dated July 3, 2019 (the “Prospectus”), as supplemented by the prospectus supplement dated July 10, 2019, the prospectus supplement dated August 13, 2019, the prospectus supplement dated November 13, 2019, and the prospectus supplement dated January 10, 2020 (each, a “Prospectus Supplement” and together, the “Prospectus Supplements”), which relate to the sale of shares of common stock of the Company in an “at the market” offering pursuant to an equity distribution agreement, dated as of July 10, 2019, by and between the Company and the several Placement Agents named in Schedule A thereto. Capitalized terms used but not defined herein shall have the same meaning given them in the Prospectus Supplements or Prospectus, as applicable.

You should carefully consider the “Risk Factors” below and beginning on page 19 of the Prospectus before you decide to invest.

STATUS OF OUR OFFERINGS

On July 10, 2019, we established an at the market program to which this Supplement No. 4, dated February 28, 2020 relates, and through which we may sell, from time to time at our sole discretion, up to 3,000,000 shares of our common stock. Through February 27, 2020, we have sold 1,834,706 shares of our common stock for net proceeds of approximately $40,090,000 after sales commissions to the Placement Agents of approximately $818,000 and offering costs, under the at the market program. As a result, 1,165,294 shares of our common stock remain available for sale under the at the market program.

RECENT DEVELOPMENTS

Entry into the First Amendment and Supplement to the Equity Distribution Agreement

On February 28, 2020, we entered into the First Amendment and Supplement to the Equity Distribution Agreement (the “First Amendment”) with Compass Point Research & Trading, LLC, JMP Securities LLC, Keefe, Bruyette & Woods, Inc., Ladenburg, Thalmann & Co. Inc., Raymond James & Associates, Inc. and UBS Securities LLC (each a “Placement Agent,” or collectively, “Placement Agents”). The purpose of the First Amendment is to add UBS Securities LLC as a Placement Agent. Effectively immediately, UBS Securities LLC is included in the definitions of “Placement Agent” and “Placement Agents” as set forth in the Prospectus Supplements.

Effective immediately, each reference to the Equity Distribution Agreement shall also include a reference to the First Amendment.

Additionally, the Plan of Distribution section of the Prospectus Supplement, dated July 10, 2019, is replaced in its entirety by the following:

PLAN OF DISTRIBUTION

Compass Point Research & Trading, LLC, JMP Securities, Keefe, Bruyette & Woods, Inc., Ladenburg Thalmann & Co. Inc., Raymond James & Associates, Inc. and UBS Securities LLC (collectively, the “Placement Agents”) are acting as our sales agent in connection with the offer and sale of shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus. Upon written instructions from us, the Placement Agents will use their commercially reasonable efforts consistent with its sales and trading practices to sell, as our sales agent, our common stock under the terms and subject to the conditions set forth in our Equity Distribution Agreement. We will instruct the Placement Agents as to the amount of common stock to be sold by them. We may instruct the Placement Agents not to sell common stock if the sales cannot be effected at or above the price designated by us in any instruction. The sales price per share of our common stock offered by this prospectus supplement and the accompanying prospectus, less the Placement Agents’ commission, will not be less than the net asset value per share of our common stock at the time of such sale. We or the Placement Agents may suspend the offering of shares of common stock upon proper notice and subject to other conditions.

Sales of our common stock, if any, under this prospectus supplement and the accompanying prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market,” as defined in Rule 415 under the Securities Act, including sales made directly on the Nasdaq Global Market or similar securities exchange or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices.

The Placement Agents will provide written confirmation of a sale to us no later than the opening of the trading day on the Nasdaq Global Market following each trading day in which shares of our common stock are sold under the Equity Distribution Agreement. Each confirmation will include the number of shares of common stock sold on the preceding day, the net proceeds to us and the compensation payable by us to the Placement Agents in connection with the sales.

The Placement Agents will receive a commission from us equal to 2.0% of the gross sales price of any shares of our common stock sold through them under the Equity Distribution Agreement. We estimate that the total expenses for the offering, excluding compensation payable to the Placement Agents under the terms of the Equity Distribution Agreement, will be approximately $150,000.

Settlement for sales of shares of common stock will occur on the second trading day following the date on which such sales are made, or on some other date that is agreed upon by us and the Placement Agents in connection with a particular transaction, in return for payment of the net proceeds to us. There is no arrangement for funds to be received in an escrow, trust or similar arrangement.

We will report at least quarterly the number of shares of our common stock sold through the Placement Agents under the Equity Distribution Agreement and the net proceeds to us.

In connection with the sale of the common stock on our behalf, the Placement Agents may be deemed to be an “underwriter” within the meaning of the Securities Act, and the compensation of the Placement Agents may be deemed to be underwriting commissions or discounts. We have agreed to provide indemnification and contribution to the Placement Agents against certain civil liabilities, including liabilities under the Securities Act.

The offering of our shares of common stock pursuant to the Equity Distribution Agreement will terminate upon the earlier of (i) the sale of all common stock subject to the Equity Distribution Agreement or (ii) the termination of the Equity Distribution Agreement. The Equity Distribution Agreement may be terminated by us in our sole discretion under the circumstances specified in the Equity Distribution Agreement by giving notice to the Placement Agents. In addition, the Placement Agents may terminate the Equity Distribution Agreement under the circumstances specified in the Equity Distribution Agreement by giving notice to us.

Potential Conflicts of Interest

Compass Point Research & Trading, LLC, JMP Securities, Keefe, Bruyette & Woods, Inc., Ladenburg Thalmann & Co. Inc., Raymond James & Associates, Inc., UBS Securities LLC, and their affiliates have provided, or may in the future provide, various investment banking, commercial banking, financial advisory, brokerage and other services to us and our affiliates for which services they have received, and may in the future receive, customary fees and expense reimbursement. The Placement Agents and their affiliates may, from time to time, engage in transactions with and perform services for us in the ordinary course of their business for which they may receive customary fees and reimbursement of expenses. In the ordinary course of their various business activities, the Placement Agents and their affiliates may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers and such investment and securities activities may involve securities and/or instruments of our company. The Placement Agents and their affiliates may also make investment recommendations and/or publish or express independent research views in respect of such securities or instruments and may at any time hold, or recommend to clients that they acquire, long and/or short positions in such securities and instruments.

The principal business address of Compass Point Research and Trading, LLC is 1055 Thomas Jefferson Street, Suite 303, Washington, DC 20037; the principal business address JMP Securities is 600 Montgomery Street, San Francisco, CA 94111; the principal business address of Keefe, Bruyette & Woods, Inc. is 787 7th Avenue, 4th Floor, New York, NY 10019; the principal business address of Ladenburg Thalmann & Co. Inc. is 277 Park Avenue, 26th Floor, New York, NY 10172; the principal business address of Raymond James & Associates, Inc. is 800 Carillion Parkway, St. Petersburg, FL 33716; and the principal business address of UBS Securities LLC is 1285 Avenue of the Americas, New York, NY 10019.